Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Fees	Infrastructure	Total Payments
Total	$ 63,388	$ 144,653	$ 208,041
UNITED STATES | Municipality of Marmato
Total	$ 63,388	$ 144,653	$ 208,041